Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entity, Measure of Activity [Abstract]
Schedule of assets and liabilities in statutory accounts of the VIEs
The balance sheet of the VIEs on a stand-alone basis at December 31, 2019 was as follows:

(In $ millions)	December 31, 2019
Cash and cash equivalents	22
Investment in finance lease	972
Total assets of the VIEs	994

Short-term interest bearing debt	48
Long-term interest bearing debt	550
Other liabilities	5
Short-term amounts due to related parties	12
Long-term debt due to related parties (1)	239
Total liabilities of the VIEs	854
Equity of the VIEs	140
(1) Long-term debt due to related parties is as follows:

(In $ millions)	December 31, 2019
Debt principal outstanding	314
Debt discount	(75)
Trading liability positions held against long-term loan	—
Long-term loan due to related parties	239